Note 14 - Earnings Per Share (Detail) - Basic and Diluted Earnings Per Share Calculation (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income	$ 28,958,487	$ 8,549,791	$ 11,093,191
Less: Dividends declared and undistributed earnings allocated to non-vested shares	(11,220)		(16,469)
Net income attributable to common shareholders, basic	$ 28,947,267	$ 8,549,791	$ 11,076,722
Denominator
Weighted average number of shares outstanding, basic and diluted (in Shares)	20,552,568	20,909,154	21,539,331
Earnings per share, basic and diluted (in Dollars per share)	$ 1.41	$ 0.41	$ 0.51